    THIS FILING LISTS SECURITIES HOLDINGS REPORTED    --------------------------
      ON THE FORM 13F FILED ON 11/13/06 PURSUANT             OMB APPROVAL
        TO A REQUEST FOR CONFIDENTIAL TREATMENT       --------------------------
            AND FOR WHICH THAT CONFIDENTIAL           OMB Number: 3235-0006
           TREATMENT EXPIRED OR WAS DENIED.           --------------------------
                                                      Expires: December 31, 2009
                                                      --------------------------
                                                      Estimated average burden
                                                      hours per form.......22.8
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2006
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28-11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael R. Murphy         Chicago, Illinois     2/8/2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
    NONE
    ----------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                   20
                                        --------------------

Form 13F Information Table Value Total: $             65,311
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-11635                     DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------
    2         28-11637                     DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

                                                       13F INFORMATION TABLE
                                                             9/30/2006

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
      NAME OF                TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       Voting Authority
      ISSUER                   CLASS         CUSIP   (x $1000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
ABIGAIL ADAMS NATL BANCORP I   COM         003390101       197    14,539   SH         SHARED-OTHER     1              14,539
CORILLIAN CORP                 COM         218725109     5,197 1,896,808   SH         SHARED-OTHER   1, 2          1,896,808
DYNAMICS RESH CORP             COM         268057106     4,204   422,527   SH         SHARED-OTHER   1, 2            422,527
EXACTECH INC                   COM         30064E109     2,560   187,385   SH         SHARED-OTHER   1, 2            187,385
GREENFIELD ONLINE INC          COM         395150105    13,022 1,253,348   SH         SHARED-OTHER   1, 2          1,253,348
HUTTIG BLDG PRODS INC          COM         448451104     2,307   417,200   SH         SHARED-OTHER   1, 2            417,200
JAMES RIVER COAL CO          COM NEW       470355207     2,445   231,769   SH         SHARED-OTHER   1, 2            231,769
LINCOLN BANCORP IND            COM         532879103       988    53,421   SH         SHARED-OTHER     1              53,421
MEDIWARE INFORMATION SYS INC   COM         584946107     1,076   131,756   SH         SHARED-OTHER   1, 2            131,756
NEW FRONTIER MEDIA INC         COM         644398109     9,708 1,176,775   SH         SHARED-OTHER   1, 2          1,176,775
NORTHWAY FINL INC              COM         667270102       566    16,902   SH         SHARED-OTHER     1              16,902
NUTRACEUTICAL INTL CORP        COM         67060Y101     2,361   172,811   SH         SHARED-OTHER   1, 2            172,811
PERCEPTRON INC                 COM         71361F100     1,925   224,357   SH         SHARED-OTHER   1, 2            224,357
POLYMEDICA CORP                COM         731738100     6,695   156,400   SH         SHARED-OTHER   1, 2            156,400
PROVIDENT FINL HLDGS INC       COM         743868101       324    10,747   SH         SHARED-OTHER     1              10,747
STRATTEC SEC CORP              COM         863111100     3,248    84,698   SH         SHARED-OTHER   1, 2             84,698
SUSSEX BANCORP                 COM         869245100     1,674   114,500   SH         SHARED-OTHER     1             114,500
TAYLOR CAP GROUP INC           COM         876851106       532    18,000   SH         SHARED-OTHER     1              18,000
TIB FINL CORP                  COM         872449103     1,153    36,098   SH         SHARED-OTHER     1              36,098
WARWICK VALLEY TEL CO          COM         936750108     5,127   255,080   SH         SHARED-OTHER   1, 2            255,080

TOTAL                                                   65,311 6,875,121                                            6,875,121